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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

November 25, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company of New York Separate Account A
    Registration Statement on Form N-4
    File No. 333-162244

Ladies and Gentlemen:

          On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 under the Securities Act of 1933 for the registration of the above referenced flexible purchase payment deferred combination fixed and variable annuity contract to be issued by the Company.

          This Pre-Effective Amendment is being filed to provide final values in the Registration Statement as well as additional edits per SEC comments.

          On behalf of the Registrant and John Hancock Distributors LLC, their Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the Registration Statement to the earliest possible time on December 4, 2009. I intend to make such request orally within one business day of the filing of Pre-Effective Amendment No. 2 to Registration Statement No. 333-162244. As required by Rule 461(a) of the Act, the Registrant and Principal Underwriter certify that they are aware of their obligations under the Act.

          Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities